UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-09709

                      HIGHLAND FLOATING RATE ADVANTAGE FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           13455 NOEL ROAD, SUITE 800
                               DALLAS, TEXAS 75240
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                JAMES D. DONDERO
                        HIGHLAND CAPITAL MANAGEMENT, L.P.
                           13455 NOEL ROAD, SUITE 800
                               DALLAS, TEXAS 75240
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (877) 665-1287

                       Date of fiscal year end: AUGUST 31
                                                ---------

                   Date of reporting period: NOVEMBER 30, 2006
                                             -----------------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is attached herewith.

INVESTMENT PORTFOLIO (UNAUDITED)

NOVEMBER 30, 2006                          HIGHLAND FLOATING RATE ADVANTAGE FUND

PRINCIPAL
AMOUNT ($)                                                          VALUE ($)
----------                                                        -------------

SENIOR LOAN NOTES (a) - 113.8%

AEROSPACE - AEROSPACE/DEFENSE - 2.2%
             AWAS Capital, Inc.
                First Priority Term Loan,
13,934,817      7.19%, 03/15/13                                      13,656,121
                Second Priority Term Loan,
 7,793,882      11.44%, 03/15/13                                      7,910,790
             DeCrane Aircraft Holdings, Inc.
                First Lien Revolver,
   253,333      11.75%, 03/31/08 (c)                                    247,000
                First Lien Term Loan,
 7,919,983      9.80%, 03/31/08                                       7,999,183
 1,903,900   Forgings International Hold (Firth Rixon)
                (United Kingdom)
                Term D (USD),
                9.71%, 03/22/15                                       1,932,459
             Forgings International Ltd. (Firth
             Rixon) (United Kingdom)
                Term B1 (GBP),
 2,403,900      7.83%, 09/11/14                                       2,439,959
                Term C1 (GBP),
 2,403,900      8.08%, 09/11/15                                       2,439,959
             IAP Worldwide Services, Inc.
                First Lien Term Loan,
 1,985,000      8.50%, 12/30/12                                       1,973,844
                Second Lien Term Loan,
 1,500,000      13.44%, 06/20/13                                      1,447,500
             TDS Investor Corp. (Travelport)
                Dollar Term Loan,
 3,643,112      8.37%, 08/23/13                                       3,655,499
                Synthetic Letter of Credit,
   356,888      8.37%, 08/23/13                                         358,173
 2,950,588   Vought Aircraft Industries, Inc.
                Term Loan,
                7.88%, 12/22/11                                       2,964,427
             Wesco Aircraft Hardware Corp.
                First Lien Term Loan,
 1,000,000      7.57%, 09/30/13                                       1,006,720
                Second Lien Term Loan,
 1,000,000      11.13%, 03/28/14                                      1,021,880
                                                                  -------------

                                                                     49,053,514
                                                                  -------------
AEROSPACE - AIRLINES - 3.8%
   989,987   American Airlines, Inc.
                Term Facility,
                8.34%, 12/17/10                                       1,003,233
             Continental Airlines, Inc.
                Tranche A-1 Term Loan,
 1,714,286      8.78%, 06/01/11                                       1,731,429
                Tranche A-2 Term Loan,
 4,285,714      8.78%, 06/01/11                                       4,328,571
             Delta Airlines, Inc.
                DIP, Term Loan A,
 5,000,000      8.12%, 03/16/08                                       5,047,800
                Term Loan Equipment Notes,
 6,000,000      8.00%, 09/29/12                                       6,007,500
 1,130,574   ILC Industries, Inc.
                First Lien Term Loan,
                7.87%, 02/24/12                                       1,140,467
             Northwest Airlines, Inc.
                Term Loan Dip,
10,000,000      7.90%, 08/21/08                                      10,062,600
                Term Loan DIP,
 9,787,373      7.36%, 08/27/11                                       9,798,335

PRINCIPAL
AMOUNT ($)                                                          VALUE ($)
----------                                                        -------------

SENIOR LOAN NOTES (CONTINUED)

AEROSPACE - AIRLINES (CONTINUED)
14,500,000   U S Airways, Inc.
                Term Loan, 8.87%, 03/31/11                           14,611,795
             United Air Lines, Inc.
                Delayed Draw Tranche B
 3,482,500      Term Loan, 9.13%, 02/01/12                            3,527,146
                Tranche B Term Loan,
24,377,500      9.12%, 02/01/12                                      24,685,144
                                                                  -------------

                                                                     81,944,020
                                                                  -------------
BROADCASTING - 3.7%
 2,500,000   Barrington Broadcasting Group LLC
                Term Loan, 7.57%, 08/11/13                            2,519,275
             CMP Susquehanna Corp.
 4,389,821      Term Loan, 7.40%, 05/05/13                            4,404,922
   978,571      Term Loan, 7.43%, 05/05/13                              981,879
 2,403,831   Havana Bidco Ltd.
                USD Term Loan B,
                7.65%, 08/31/14                                       2,418,855
             Millennium Digital Media Systems, LLC
                Facility B Term Loan,
30,397,813      8.90%, 06/30/11                                      30,397,813
   141,685      Revolver, 06/30/11 (b) (c)                              141,685
 1,037,839      Term Facility, 06/30/11 (b)                           1,037,839
             NextMedia Operating, Inc.
                Delay Draw Term Loan,
   703,669      7.32%, 11/15/12                                         701,910
                Initial Term Loan (1st Lien),
 1,583,256      7.33%, 11/15/12                                       1,580,627
                Second Lien Term Loan,
 1,000,000      9.82%, 11/15/13                                       1,005,000
11,000,000   Paxson Communications Corp.
                First Lien Term Loan,
                8.62%, 01/15/12                                      11,199,320
 2,000,000   Persona Communications Corp. (Canada)
                Second Lien Term Loan,
                11.37%, 04/12/14                                      2,015,000
21,784,529   Young Broadcasting, Inc.
                Term Loan, 7.94%, 11/03/12                           21,760,784
                                                                  -------------

                                                                     80,164,909
                                                                  -------------
CABLE - INTERNATIONAL CABLE - 1.5%
 4,975,000   Liberty Cablevision of
                Puerto Rico, Ltd.
                (Puerto Rico)
                Term Loan, 7.65%, 03/01/13                            5,001,467
 8,000,000   NTL Inc. (United Kingdom)
                B4 Facility, 7.36%, 07/30/12                          8,043,360
 2,850,000   Puerto Rico Cable Acquisition
                Co., Inc. (Puerto Rico)
                First Lien Term Loan,
                8.38%, 07/28/11                                       2,867,813
             San Juan Cable, LLC (Puerto Rico)
                First Lien Term Loan,
 2,481,250      7.39%, 10/31/12                                       2,483,831
                Second Lien Term Loan,
 1,700,000      10.89%, 10/31/13                                      1,721,250
             UPC Broadband Holding BV
             (Netherlands)
 6,965,000      Facility F2, 5.98%, 03/31/09                          6,982,204
 1,500,000      Facility H2, 7.55%, 09/30/12                          1,503,360

NOVEMBER 30, 2006                          HIGHLAND FLOATING RATE ADVANTAGE FUND

PRINCIPAL
AMOUNT ($)                                                          VALUE ($)
----------                                                        -------------

SENIOR LOAN NOTES (CONTINUED)

CABLE - INTERNATIONAL CABLE (CONTINUED)
             UPC Financing Partnership
             (Netherlands)
 2,000,000      Facility J2, 7.64%, 03/31/13                          2,004,940
 3,000,000      Facility K2, 7.64%, 12/31/13                          3,006,720
                                                                  -------------

                                                                     33,614,945
                                                                  -------------
CABLE - US CABLE - 7.6%
 2,487,500   Atlantic Broadband Finance LLC
                Tranche B-1 Term Loan,
                8.14%, 09/01/11                                       2,515,484
             Bresnan Communications LLC
                Second Lien Term Loan,
 2,000,000      9.88%, 03/29/14                                       2,046,680
                Tranche B Term Loan,
 7,825,000      7.13%, 09/29/13                                       7,814,280
             Century Cable Holdings LLC
                Discretionary Term Loan,
 1,000,000      10.25%, 12/31/09                                        979,320
 2,500,000      Revolver, 9.25%, 03/31/09                             2,426,550
15,833,333      Term Loan, 10.25%, 06/30/09                          15,506,850
             Cequel Communications LLC
                Bridge Term Loan,
 5,000,000      10.36%, 10/30/07                                      5,000,000
                First Lien Term Loan B,
 4,500,000      7.62%, 11/05/13                                       4,492,710
                NC Term FacilityNC Term
 6,000,000      Facility, 10/30/07 (b)                                6,000,000
                Second Lien Tranche A Term
 2,000,000      Loan, 9.87%, 05/04/14                                 1,994,240
29,768,944   Charter Communications
                Operating LLC
                Term Loan, 8.01%, 04/28/13                           30,001,737
24,875,000   CSC Holdings, Inc.
                Incremental Term Loan,
                7.12%, 03/29/13                                      24,868,781
             Knology, Inc.
                New Term Loan,
 5,713,301      7.98%, 06/29/10                                       5,746,667
                Second Lien Term Loan,
 5,613,003      15.38%, 06/29/11                                      6,623,343
             Mediacom Broadband Group
                Tranche C Term Loan,
 1,000,000      7.00%, 01/31/15                                         996,520
                Tranche D-2 Term Loan,
 1,000,000      7.13%, 01/31/15                                         996,250
 1,000,000   Mediacom Illiniois, LLC
                Tranche B Term Loan,
                6.94%, 03/31/13                                         999,380
             Northland Cable Television, Inc.
                First Lien Term Loan B,
 4,962,500      9.38%, 12/22/12                                       4,974,906
                Second Lien Term Loan,
 6,000,000      13.49%, 06/22/13                                      6,000,000
             Olympus Cable Holdings LLC
11,000,000      Term Loan A, 9.50%, 06/30/10                         10,762,180
                Term Loan B,
11,350,000      10.25%, 09/30/10                                     11,131,513
             WideOpenWest Finance LLC
                First Lien Term Loan,
12,085,009      7.62%, 05/01/13 (b)                                  12,115,062

PRINCIPAL
AMOUNT ($)                                                          VALUE ($)
----------                                                        -------------

SENIOR LOAN NOTES (CONTINUED)

CABLE - US CABLE (CONTINUED)
                Second Lien Term Loan,
 2,000,000      10.40%, 05/01/14                                      2,021,560
                                                                  -------------

                                                                    166,014,013
                                                                  -------------
CHEMICALS - COMMODITY & FERTILIZER - 0.7%
 5,129,685   Celanese
                Dollar Term Loan B,
                7.37%, 04/06/11                                       5,149,332
 1,533,694   Cognis Corp.
                Dollar Facility B,
                8.17%, 03/31/12                                       1,550,948
 4,722,222   Ferro Corp.
                Term Loan, 8.60%, 06/06/12                            4,716,367
 3,583,624   Huntsman International LLC
                Term B Dollar Loan,
                7.07%, 08/16/12                                       3,584,197
                                                                  -------------

                                                                     15,000,844
                                                                  -------------
CHEMICALS - SPECIALTY CHEMICALS - 3.1%
 2,000,000   Almatis Holdings 4 B.V.
                (Netherlands)
                Facility A2, 6.09%, 12/31/12                          2,006,240
             Almatis U S Holding Inc.
 1,500,000      Facility B3, 10.49%, 12/31/13                         1,523,430
 1,500,000      Facility C3, 8.62%, 12/31/14                          1,525,785
             Basell BV (Netherlands)
                Facility B4 USD,
   745,437      7.57%, 08/01/13                                         753,823
                Facility C4 USD,
   745,437      8.32%, 08/01/14                                         753,823
             Basell USA, Inc.
 3,727,186      Facility B2, 8.32%, 08/01/13                          3,769,117
 3,727,185      Facility C2, 7.57%, 08/01/14                          3,764,457
 4,000,000   BPC Holding Corp. (Berry Plastics)
                Term B Loan, 7.12%, 09/20/13                          4,010,000
             Brenntag  Holding  GMBH  & Co. (Germany)
                Acquisition Facility,
   589,091      8.08%, 01/17/14                                         592,773
                Facility B2 Term Loan,
 2,410,909      8.08%, 01/17/14                                       2,443,312
                Second Lien Dollar Facility,
 1,000,000      11.43%, 06/22/15                                      1,026,720
 1,875,000   Georgia Gulf Corp.
                Term Loan, 7.32%, 10/03/13                            1,887,188
             Ineos U S Finance LLC
                Term Loan A4,
 2,000,000      7.61%, 12/14/12                                       2,000,880
                Term Loan B2,
 7,500,000      7.61%, 12/14/13                                       7,579,725
                Term Loan C2,
 7,500,000      8.11%, 12/14/14                                       7,589,100
 4,477,500   ISP Chemco, Inc.
                Term Loan, 7.41%, 02/16/13                            4,485,470
 3,904,416   Kraton Polymers Group of Cos.
                Term Loan, 7.38%, 12/23/10                            3,919,057
 1,846,517   Lucite International US Finco LLC
                Term B-1 Facility,
                8.07%, 07/07/13                                       1,860,366

NOVEMBER 30, 2006                          HIGHLAND FLOATING RATE ADVANTAGE FUND

PRINCIPAL
AMOUNT ($)                                                          VALUE ($)
----------                                                        -------------

SENIOR LOAN NOTES (CONTINUED)

CHEMICALS - SPECIALTY CHEMICALS (CONTINUED)
 5,000,000   Panda Hereford Ethanol, L.P.
                Tranche A Term Loan,
                9.07%, 07/28/13                                       4,975,000
 6,422,399   Rockwood Specialties Group,
                Inc.
                Tranche E Term Loan,
                7.38%, 07/30/12                                       6,468,897
 4,500,000   Solutia, Inc.
                New Term Loan B DIP,
                8.96%, 03/31/07                                       4,525,290
                                                                  -------------

                                                                     67,460,453
                                                                  -------------
CONSUMER DURABLES - 0.3%
 3,875,519   Rexair LLC
                Additional Term Facility,
                9.62%, 06/30/10                                       3,885,208
             Ruby Cone I AB
                Facility B1 Term Loan,
 1,451,208      7.83%, 06/01/13                                       1,450,308
             Facility C1 Term Loan,
 1,623,681      8.33%, 06/01/14                                       1,630,110
                                                                  -------------

                                                                      6,965,626
                                                                  -------------
CONSUMER NON-DURABLES - 2.6%
 2,392,772   American Achievement Corp.
                Tranche B Term Loan,
                7.68%, 03/25/11                                       2,407,727
 2,985,000   Amscan Holdings
                Term Loan B, 8.39%, 12/23/12                          3,008,343
 1,434,943   Bare Escentuals Beauty, Inc.
                (MD Beauty)
                First Lien Term Loan,
                8.07%, 02/18/12                                       1,443,911
   657,357   Berkline/Benchcraft, LLC.
                Term Loan, 11.00%, 11/03/11                             486,444
 1,555,556   Camelbak Products, Inc.
                Second Lien Term Loan,
                13.46%, 02/04/12                                      1,271,667
 3,000,000   DS Waters Enterprises, Inc.
                Term Loan B, 7.82%, 10/27/12 (b)                      3,011,250
             Eastman Kodak Co.
                Term B-1 Advance,
10,368,912      7.61%, 10/18/12                                      10,403,441
                Term B-2 Advance Delayed
 3,397,227      Draw, 7.57%, 10/18/12                                 3,406,807
 4,000,000   Hanesbrands Inc.
                Term B Loan, 7.68%, 09/05/13                          4,034,520
 5,606,573   Hillman Group, Inc.
                Term Loan B, 8.50%, 03/31/11                          5,641,614
             Jarden Corp.
                Term Loan B1,
   948,091      7.37%, 01/24/12                                         949,778
                Term Loan B2,
     2,406      7.37%, 01/24/12                                           2,402
 3,000,000   Owens-Brockway Glass
                Container Inc.
                Tranche B Term Loan,
                7.07%, 06/14/13                                       3,005,250
   563,587   Polaroid Corp.
                Term Loan, 12.38%, 04/28/11                             566,405

PRINCIPAL
AMOUNT ($)                                                          VALUE ($)
----------                                                        -------------

SENIOR LOAN NOTES (CONTINUED)

CONSUMER NON-DURABLES (CONTINUED)
 2,920,113   Prestige Brands Holdings, Inc.
                Tranche B Term Loan B,
                7.71%, 04/06/11                                       2,936,524
             Solo Cup Co.
                Second Lien Term Loan,
 1,000,000      11.37%, 03/31/12                                      1,023,750
                Term B1 Loan,
 6,305,381      8.62%, 02/27/11 (b)                                   6,333,502
 1,977,440   Spectrum Brands
                U. S. Dollar Term Loan,
                8.38%, 02/07/12 (b)                                   1,988,316
             Technical Concepts, LLC
                U. S. Dollar Term Loan A,
   889,881      8.57%, 02/15/11                                         892,106
                U. S. Dollar Term Loan B,
   856,622      8.82%, 02/15/13                                         858,764
 3,740,625   VJCS Acquisition, Inc.
                Term B Facility,
                7.80%, 07/19/13                                       3,717,246
                                                                  -------------

                                                                     57,389,767
                                                                  -------------
DIVERSIFIED MEDIA - 5.0%
12,841,578   American Lawyer Media
                Holdings, Inc.
                First Lien Term Loan,
                8.00%, 03/05/10                                      12,853,632
 1,000,000   Banta Corp.
                Term Loan, 7.11%, 11/20/13 (b)                        1,002,500
   377,778   Black Press Group Ltd. (Canada)
                Term B-2 Tranche Loan,
                7.50%, 08/01/13                                         380,611
   620,667   Black Press U S Partnership
                Term B-1 Tranche Loan,
                7.50%, 08/01/13                                         625,322
10,000,000   Cinemark USA, Inc.
                Term Loan, 7.38%, 10/05/13                           10,047,600
 1,343,170   Day International, Inc.
                First Lien U S Term Loan,
                8.12%, 12/05/12                                       1,353,243
 2,416,667   Deluxe Canada Holdings, Inc.
                (Canada)
                First Lien Tranche C Term
                Loan, 9.12%, 01/28/11                                 2,433,293
 1,945,000   Endurance Business Media, Inc.
                First Lien Term Loan,
                8.07%, 07/24/13                                       1,957,176
 2,980,000   HIT Entertainment PLC
                First Lien Term Advance,
                7.62%, 03/20/12                                       2,999,847
 5,500,000      Second Lien Term Loan,
                10.86%, 02/26/13                                      5,568,750
 3,970,000   Merrill Communications LLC
                Combined Term Loan,
                7.59%, 05/15/11                                       3,991,517
             Metro-Goldwyn-Mayer Holdings II,
             Inc./LOC Acquisition Co.
                Tranche A Term Loan,
   952,381      8.62%, 04/08/11                                         941,810

NOVEMBER 30, 2006                          HIGHLAND FLOATING RATE ADVANTAGE FUND

PRINCIPAL
AMOUNT ($)                                                          VALUE ($)
----------                                                        -------------

SENIOR LOAN NOTES (CONTINUED)

DIVERSIFIED MEDIA (CONTINUED)
                Tranche B Term Loan,
21,993,462      8.62%, 04/08/12 (b)                                  21,749,556
             North American Membership
             Group, Inc.
                First Lien Tranche B Term
   992,443      Loan, 8.63%, 05/19/11                                   989,962
                Second Lien Term Loan,
 3,000,000      12.88%, 11/18/11                                      2,985,000
             Panavision, Inc.
                First Lien Term Loan,
 3,067,000      8.39%, 03/30/11                                       3,086,169
                Second Lien Term Loan,
 3,500,000      12.38%, 03/30/12                                      3,567,830
 2,500,000   PBI Media, Inc.
                Second Lien Term Loan,
                11.38%, 09/30/13                                      2,500,000
 2,869,741   Six Flags Theme Parks, Inc.
                Tranche B, 8.62%, 06/30/09                            2,905,354
             Springer Science+Business
             Media S.A. (Germany)
   562,496      Tranche B-2, 07/05/13 (b)                               569,117
   562,496      Tranche C-2, 07/05/14 (b)                               569,809
                USD Tranche B-2 Add On,
   338,124      07/05/13 (b)                                            341,506
                USD Tranche C-2 Add On,
 1,014,373      07/05/14 (b)                                          1,026,738
                USD Tranche E-2 Add On,
   366,301      07/05/14 (b)                                            372,254
 6,518,043   VISANT Corp.
                Tranche C Term Loan,
                7.37%, 10/04/11                                       6,556,760
10,000,000   VNU Inc./Nielsen Finance LLC
                Dollar Term Loan,
                8.19%, 08/09/13                                      10,054,700
 2,883,631   Warner Music Group
                Term Loan, 7.37%, 02/28/11                            2,897,646
 3,995,733   Yell Group PLC (United Kingdom)
                Facility B1 (USD),
                7.32%, 10/27/12                                       4,019,228
                                                                  -------------

                                                                    108,346,930
                                                                  -------------
ENERGY - EXPLORATION & PRODUCTION - 2.6%
             ATP Oil & Gas Corp.
                First Lien Term Loan,
11,122,125      8.70%, 04/14/10                                      11,205,541
                First Lien Term Loan,
11,000,000      8.92%, 04/14/10                                      11,123,750
                Second Lien Term Loan,
 1,000,000      10.11%, 10/14/10                                      1,011,250
 4,000,000   MEG Energy Corp. (Canada)
                Interim Loan, 10.12%,
                09/29/13                                              3,962,480
11,000,000   Paramount Resources Ltd.
                (Canada)
                Term Loan, 9.88%, 08/28/12                           10,780,000
             Targa Resources, Inc.
                Asset Bridge Term Loan,
 6,000,000      7.58%, 10/31/07 (b)                                   6,008,880
                Synthetic Term Loan,
 1,161,290      5.37%, 10/31/12                                       1,164,914
 4,790,323      Term Loan, 7.62%, 10/31/12                            4,811,304

PRINCIPAL
AMOUNT ($)                                                          VALUE ($)
----------                                                        -------------

SENIOR LOAN NOTES (CONTINUED)

ENERGY - EXPLORATION & PRODUCTION (CONTINUED)
 6,000,000   TARH E&P Holdings, LP
                Second Lien Term Loan,
                10.91%, 11/15/10                                      6,000,000
                                                                  -------------

                                                                     56,068,119
                                                                  -------------
ENERGY - OTHER ENERGY - 1.8%
             Alon USA Energy, Inc.
                Edgington Facility,
   886,667      7.87%, 06/22/13                                         891,933
                Paramount Facility,
 7,093,333      7.88%, 06/22/13                                       7,135,468
 2,468,750   Carrizo Oil & Gas, Inc.
                Second Lien Term Loan,
                11.37%, 07/21/10                                      2,525,852
 7,500,000   Coffeyville Resources LLC
                Second Lien Term Loan,
                12.13%, 06/24/13                                      7,734,375
 1,000,000   El Paso Corp.
                Deposit Loan, 7.96%, 07/31/11                         1,006,180
 4,500,000   Endeavour International
                Holding B.V. (Netherlands)
                Second Lien Term Loan,
                12.37%, 11/01/11                                      4,612,500
 7,979,880   Helix Energy Solutions Group,
                Inc.
                Term Loan, 7.44%, 07/01/13                            7,991,531
 2,985,000   MEG Energy Corp. (Canada)
                Initial Term Loan,
                7.38%, 04/03/13                                       2,993,716
 1,627,540   SemCrude LP
                U S Term Loan,
                7.66%, 03/16/11                                       1,637,712
 3,000,000   Willbros USA, Inc.
                Syndicate Term Loan,
                10.25%, 10/27/09                                      3,000,000
                                                                  -------------

                                                                     39,529,267
                                                                  -------------
ENERGY - REFINING - 1.1%
 2,000,000   Connacher Finance Corp.
                Term Loan, 10.50%, 10/20/13                           2,010,000
 2,992,500   Eagle Rock Energy Partners
                Series B Term Loan,
                7.57%, 08/31/11                                       2,999,981
 2,000,000   Energy Transfer Equity, L.P.
                Term Loan, 7.37%, 02/08/12                            1,998,760
 3,990,000   Hawkeye Renewables LLC
                First Lien Term Loan,
                9.49%, 06/30/12                                       3,873,612
 8,500,000   J Ray McDermott SA (Panama)
                Synthetic Facility,
                5.27%, 06/06/12                                       8,606,250
             Northeast Biofuels, LLC
                Construction Term Loan,
 1,365,854      11.50%, 06/30/13                                      1,376,098
                Synthetic Letter of Credit,
   634,146      8.62%, 06/30/13                                         638,902
 1,714,286   Resolute Aneth, LLC
                Second Lien Tern Loan,
                10.36%, 04/13/12                                      1,722,857
                                                                  -------------

                                                                     23,226,460
                                                                  -------------

NOVEMBER 30, 2006                          HIGHLAND FLOATING RATE ADVANTAGE FUND

PRINCIPAL
AMOUNT ($)                                                          VALUE ($)
----------                                                        -------------

SENIOR LOAN NOTES (CONTINUED)

ENERGY - SERVICE & EQUIPMENT - 0.4%
 4,950,000   Complete Production Services
                Term B Facility,
                7.82%, 09/12/12                                       4,961,336
 1,719,706   Petroleum Geo-Services
                ASA/PGS Finance, Inc.
                Term Loan, 7.61%, 12/16/12                            1,729,749
             Vetco International  Holdings, Inc.
                (DE) (United Kingdom)
                Second Lien Term D Loan,
 1,250,000      10.36%, 01/12/14                                      1,268,750
                Second Lien Term D Loan,
 1,250,000      10.36%, 01/12/14 (b)                                  1,268,750
                                                                  -------------

                                                                      9,228,585
                                                                  -------------
FINANCIAL - 2.7%
 1,750,000   AlixPartners, LLP
                Tranche B Term Loan,
                7.88%, 10/12/13                                       1,761,664
             American Wholesale Insurance
                Group, Inc.
                First Lien Term Loan A,
   990,000      8.62%, 10/27/11                                         993,713
                Second Lien Term Loan B,
 2,000,000      12.86%, 04/27/12                                      2,005,000
 2,815,714   Arias Acquisitions, Inc.
                Term Loan, 9.12%, 07/26/11                            2,731,243
 1,000,000   Arrowhead General Insurance Agency
                First LienTerm Loan,
                8.39%, 08/08/12                                       1,008,120
 1,500,000   Bay Point Re Ltd. (Bermuda)
                Term Loan, 9.88%, 12/31/10                            1,522,500
             Checksmart Financial Co.
                First Lien Tranche B Term
 1,990,000      Loan, 8.13%, 05/01/12                                 1,990,000
                Second Lien Term Loan,
 2,500,000      10.89%, 05/01/13                                      2,528,125
 5,000,000   Concord Re Ltd. (Bermuda)
                Term Loan, 9.58%, 02/29/12                            5,075,000
 5,000,000   Conseco, Inc.
                Term Loan, 7.32%, 10/10/13                            5,007,850
 4,354,167   Crump Group, Inc.
                Tranche B Term Loan,
                8.37%, 12/19/12                                       4,359,609
 2,000,000   Cyrus Reinsurance Ltd.
                (Bermuda)
                Term Loan, 12/31/10 (b)                               2,000,000
 1,000,000   First American Payment
                Systems, L.P.
                Term Loan, 8.63%, 10/06/13                            1,005,000
             Flatiron Re Ltd. (Bermuda)
                Closing Date Term Loan,
 4,378,947      9.63%, 12/20/10                                       4,444,632
                Delayed Draw Term Loan,
 2,121,053      9.61%, 12/20/10                                       2,152,868
 2,985,000   IPayment, Inc.
                Term Facility,
                7.56%, 05/10/13                                       2,983,149
 1,985,000   LPL Holdings, Inc.
                Tranche B Term Loan,
                8.30%, 06/28/13                                       2,006,081
 1,743,631   Mitchell International, Inc.
                Term Loan, 7.37%, 08/15/11                            1,746,909

PRINCIPAL
AMOUNT ($)                                                          VALUE ($)
----------                                                        -------------

SENIOR LOAN NOTES (CONTINUED)

FINANCIAL (CONTINUED)
             NASDAQ Stock Market, Inc.
                Tranche B Term Loan,
   314,633      7.07%, 04/18/12                                         314,898
                Tranche C Term Loan,
   182,386      7.07%, 04/18/12                                         182,557
             National Money Mart Co. (Canada)
                Canadian Borrower Term
 1,152,542      Loan, 10.00%, 10/30/12                                1,158,305
                Delayed Draw Term Loan,
   847,458      10.00%, 10/30/12                                        851,695
   809,352   Outsourcing Solutions, Inc.
                Term Loan, 9.82%, 09/30/10                              811,375
             Panther Re Holdings Ltd.
                (Bermuda)
 3,000,000      Term A Loan, 11/19/10 (b)                             3,000,000
 2,000,000      Term B Loan, 11/19/10 (b)                             2,000,000
 5,000,000   Starbound Reinsurance Limited
                  Term Loan, 9.40%, 03/01/08                          5,009,400
                                                                  -------------

                                                                     58,649,693
                                                                  -------------
FOOD AND DRUG - 1.4%
 1,385,870   Bi-Lo LLC
                Term Loan, 9.37%, 07/01/11                            1,396,846
 3,000,000   CTI Food Holdings Co. LLC
                Second Lien Secured Term
                Loan, 11.36%, 06/02/12                                3,048,750
 2,092,645   Duloxetine Royalty Sub
                (Cayman Islands)
                Term Loan, 9.87%, 10/18/13                            2,108,339
 9,152,170   Jean Coutu Group, Inc.
                Term Loan B, 8.00%, 07/30/11                          9,176,789
 1,952,550   Leiner Health Products Group, Inc.
                Tranche B Term Loan,
                8.88%, 05/27/11                                       1,963,133
 4,540,939   Michael Foods, Inc.
                Term Loan B-1,
                7.54%, 11/21/10                                       4,573,270
   971,429   Nash Finch Co.
                Initial Term Loan,
                7.63%, 11/12/10                                         972,944
 8,000,000   Rite Aid Corp.
                Senior Secured Bridge Loan,
                10/23/07 (b)                                          7,960,000
   212,500   Supervalu Inc.
                Term Loan B,
                7.19%, 06/02/12                                         213,138
                                                                  -------------

                                                                     31,413,209
                                                                  -------------
FOOD/TOBACCO - BEVERAGES & BOTTLING - 1.3%
   715,166   AFC Enterprises, Inc.
                Tranche B Term Loan,
                7.63%, 05/09/11                                         717,398
 3,399,809   Commonwealth Brands, Inc.
                Term Loan, 7.69%, 12/22/12                            3,427,450
 3,300,000   National Distributing Co.,
                Inc.
                Second Lien Term Loan,
                11.82%, 06/01/10                                      3,308,250
 6,831,127   Nellson Nutraceutical, Inc.
                First Lien Term Loan,
                12.25%, 10/04/09                                      6,668,888

NOVEMBER 30, 2006                          HIGHLAND FLOATING RATE ADVANTAGE FUND

PRINCIPAL
AMOUNT ($)                                                          VALUE ($)
----------                                                        -------------

SENIOR LOAN NOTES (CONTINUED)

FOOD/TOBACCO - BEVERAGES & BOTTLING (CONTINUED)
 1,990,000   Nutro Products, Inc.
                Term Facility, 7.37%, 04/26/13                        1,994,358
 6,982,500   Reynolds American, Inc.
                Term Loan, 7.31%, 05/31/12                            7,036,126
 1,182,728   Sunny Delight Beverages Co.
                First Lien Term Loan,
                11.38%, 08/20/10                                      1,164,987
 3,952,525   WM. Bolthouse Farms, Inc.
                First Lien Term Loan,
                7.63%, 12/16/12                                       3,964,264
                                                                  -------------

                                                                     28,281,721
                                                                  -------------
FOOD/TOBACCO - FOOD/TOBACCO PRODUCERS - 1.6%
 6,104,592   Chiquita Brands L.L.C.
                Term Loan C, 7.63%, 06/28/12                          6,138,900
    97,610   Chiquita Brands, LLC
                Term Loan B, 7.63%, 06/28/12                             97,569
             Dole Food Co., Inc.
                Credit Linked Deposit,
   186,258      5.37%, 04/12/13                                         184,746
                Tranche B Term Loan,
   416,985      7.52%, 04/12/13                                         412,607
                Tranche C Term Loan,
 1,389,950      7.47%, 04/04/13                                       1,378,663
             Gate Gourmet Borrower LLC
                Dollar Term Loan First Lien,
 2,653,355      8.12%, 03/09/12                                       2,693,156
                First Lien Letter of Credit,
   333,311      8.12%, 12/31/10                                         335,184
             Krispy Kreme Doughnuts, Inc.
                Second Lien Tranche A Credit
   800,000      Link Deposit, 5.39%, 04/01/10                           832,000
                Second Lien Tranche B Term
 3,110,853      Loan, 12.63%, 04/01/10                                3,235,287
 2,000,000   Le-Nature's, Inc.
                Tranche B Term Loan,
                9.39%, 03/01/11 (f)                                     845,000
14,149,299   Merisant Co.
                Tranche B Term Loan,
                8.74%, 01/11/10                                      14,155,242
 5,601,645   Michelina's
                Term Loan, 8.31%, 04/02/11                            5,615,649
                                                                  -------------

                                                                     35,924,003
                                                                  -------------
FOOD/TOBACCO - RESTAURANTS - 1.2%
             Buffets Holdings, Inc.
 6,000,000      Bridge Loan, 03/01/14 (b)                             6,045,000
                PF Letter of Credit,
   350,000      8.37%, 11/01/13                                         352,625
 2,250,000      Revolver, 11/01/11 (b)                                2,266,875
 2,650,000      Term Loan, 8.36%, 11/01/13                            2,669,875
 2,000,000      Term Loan, 11/01/13 (b)                               2,015,000
 2,600,000   Caribbean Restaurant LLC
                Tranche B Term Loan,
                8.07%, 06/30/09                                       2,621,684
             El Pollo Loco, Inc.
 4,000,000      Term Loan, 06/01/13 (b)                               4,011,280
 3,970,000      Term Loan, 8.37%, 11/18/11                            3,981,195
 1,471,875   Garden Fresh Restaurant Corp.
                First Lien Term Loan B,
                8.62%, 06/22/11                                       1,475,555

PRINCIPAL
AMOUNT ($)                                                          VALUE ($)
----------                                                        -------------

SENIOR LOAN NOTES (CONTINUED)

FOOD/TOBACCO - RESTAURANTS (CONTINUED)
   987,813   New World Restaurant Group, Inc.
                First Lien Term Loan,
                8.45%, 03/31/11                                         990,282
                                                                  -------------

                                                                     26,429,371
                                                                  -------------
FOREST PRODUCTS - PACKAGING - 3.1%
 7,097,325   Consolidated Container Co. LLC
                Term Loan, 8.65%, 12/15/08                            7,132,812
             Georgia-Pacific Corp.
                First Lien Term B,
27,293,750      7.39%, 02/14/13                                      27,383,819
                Second Lien Term Loan,
20,000,000      8.39%, 02/14/14                                      20,075,600
11,292,594   Graham Packaging Co.
                Term Loan B, 7.76%, 10/07/11                         11,337,764
             JSG Acquisitions (Smurfit Kappa) (Ireland)
                B1 Term Loan Facility,
 1,000,000      7.75%, 12/01/13                                       1,005,000
                B1 Term Loan Facility,
 1,000,000      8.25%, 12/01/13                                       1,010,000
                                                                  -------------

                                                                     67,944,995
                                                                  -------------
FOREST PRODUCTS - PAPER - 0.5%
 2,744,662   Appleton Papers, Inc.
                Term Loan, 7.64%, 06/11/10                            2,756,683
 3,495,833   Graphic Packaging International, Inc.
                Tranche C Term Loan,
                7.90%, 08/09/10                                       3,539,146
 2,316,482   NewPage Corp.
                Term Loan, 8.36%, 05/02/11                            2,333,856
 2,500,000   Verso Paper Holdings LLC
                Term Loan B Facility,
                7.13%, 07/28/13                                       2,506,250
                                                                  -------------

                                                                     11,135,935
                                                                  -------------
GAMING/LEISURE - GAMING - 2.7%
 2,963,625   CCM Merger, Inc./MotorCity Casino
                Term Loan B, 7.37%, 04/25/12                          2,966,707
 5,000,000   Copa Casino of Mississippi, LLC
                Term Loan, 10.42%, 06/14/12                           5,050,000
 1,847,612   DHM Holdings Co., Inc.
                Multi Draw Term Loan,
                7.12%, 03/03/08 (c)                                   1,842,993
 5,570,323   Drake Hotel Acquisition
                B Note 1, 8.22%, 04/01/07                             5,570,323
 3,900,525   Green Valley Ranch Gaming LLC
                Term Loan, 7.37%, 12/22/10                            3,899,940
 1,000,000   Lake at Las Vegas Joint Venture
                First Lien Term Loan, 02/01/10 (b)                      972,180
 8,000,000   Lakes Gaming and Resorts, LLC
                Term Loan, 11.64%, 06/21/10                           8,040,000
 1,492,500   London Arena & Waterfront Finance LLC
                Tranche A Term Loan,
                8.89%, 03/08/12                                       1,507,425

NOVEMBER 30, 2006                          HIGHLAND FLOATING RATE ADVANTAGE FUND

PRINCIPAL
AMOUNT ($)                                                          VALUE ($)
----------                                                        -------------

SENIOR LOAN NOTES (CONTINUED)

GAMING/LEISURE - GAMING (CONTINUED)
             OpBiz LLC
13,926,746      Term Loan A, 6.84%, 08/31/10                         13,799,038
 4,448,836      Term Loan A, 8.37%, 08/31/10                          4,408,040
    46,029      Term Loan B, 08/31/10 (b)                                45,699
     5,767      Term Loan B, 9.25%, 08/31/10                              5,725
 1,980,000   Penn National Gaming, Inc.
                Term Loan B, 7.11%, 10/03/12                          1,990,969
 1,500,000   Pinnacle Entertainment, Inc.
                Term Loan B, 7.32%, 12/15/11                          1,506,375
 6,000,000   VML U S Finance LLC
                Term B Funded Project Loan,
                8.12%, 05/25/13                                       6,048,720
 2,000,000   Wynn Las Vegas LLC
                Term Loan B, 7.21%, 08/15/13                          2,006,660
                                                                  -------------

                                                                     59,660,794
                                                                  -------------
GAMING/LEISURE - OTHER LEISURE - 1.9%
 1,931,701   AMF Bowling Worldwide, Inc.
                Term Loan B, 8.44%, 08/27/09                          1,943,774
 2,325,000   BRE/ESA MEZZ 5 LLC
                Mezzanine D Loan,
                8.57%, 07/11/08                                       2,325,000
12,675,000   BRE/Homestead MEZZ 4 LLC
                Mezzanine D Loan,
                8.57%, 07/11/08                                      12,675,000
             Fontainebleu Florida Hotel LLC
                Tranche A Term Loan,
 3,000,000      8.11%, 05/11/08                                       3,000,000
                Tranche B Term Loan,
 2,000,000      8.11%, 05/11/08                                       2,000,000
 1,000,000   Greenwood Racing Inc.
                Term Loan, 11/28/11 (b)                               1,004,380
 6,447,481   Kuilima Resort Co.
                First Lien Term Loan,
                8.07%, 09/30/10                                       6,361,472
 2,200,063   Oak Hill Capital Partners
                Mezzanine Loan,
                10.33%, 02/09/07                                      2,200,063
 5,000,000   Regal Cinemas Corp.
                New Term Loan,
                7.12%, 10/27/13                                       4,981,900
             Trump Entertainment Resorts, Inc.
                Delayed Draw Term Loan B,
 1,000,000      05/01/12 (c) (b)                                      1,008,440
                Term Loan B-1,
 3,220,568      8.03%, 05/20/12 (c)                                   3,247,750
                                                                  -------------

                                                                     40,747,779
                                                                  -------------
HEALTHCARE - ACUTE CARE - 4.6%
 1,721,922   Accellent, Inc. (Medical Device/UTI)
                Term Loan, 7.40%, 11/22/12                            1,720,854
 4,089,514   Alliance Imaging, Inc.
                Tranche C1 Term Loan,
                7.93%, 12/29/11                                       4,108,244
 1,990,000   Ameripath, Inc.
                Tranche B Term Loan,
                7.39%, 10/31/12                                       1,992,507
 1,985,000   Capella Healthcare, Inc.
                First Lien Term Loan,
                8.37%, 11/30/12                                       1,996,791

PRINCIPAL
AMOUNT ($)                                                           VALUE ($)
----------                                                        -------------

SENIOR LOAN NOTES (CONTINUED)

HEALTHCARE - ACUTE CARE (CONTINUED)
 1,962,557   ComPsych Investments Corp.
                Term Loan, 8.12%, 04/11/12                            1,972,369
             Cornerstone Healthcare Group
                Holding, Inc.
                Senior Subordinated
                Unsecured Notes,
 1,024,458      14.00%, 07/15/12 (d)                                    793,955
 1,863,783      Term Loan, 9.44%, 07/15/11                            1,807,870
 2,631,338   DaVita, Inc.
                Tranche B Term Loan,
                7.12%, 10/05/12                                       2,644,652
             HCA Inc.
                Second Lien Bridge Loan,
 5,500,000      09/16/07 (b)                                          5,486,250
                Tranche A Term Loan,
 1,000,000      11/17/12 (b)                                          1,000,140
                Tranche B Term Loan,
62,000,000      8.09%, 11/17/13                                      62,461,900
 1,857,143   Healthcare Partners, LLC
                New Term Loan,
                7.32%, 10/31/13                                       1,862,380
             Matria Healthcare, Inc.
                First Lien Tranche B Term
   211,463      Loan, 01/19/07 (b)                                      209,877
                First Lien Tranche B Term
 2,080,126      Loan, 01/19/12 (b)                                    2,081,419
                Tranche B-2 Term Loan,
 2,000,000      7.36%, 01/09/12                                       2,001,240
             MultiPlan, Inc.
 2,000,000      Term B Loan, 04/12/13 (b)                             1,992,500
 2,500,000      Term Loan C, 7.85%, 04/12/13                          2,490,625
             National Mentor Holdings, Inc.
                Institutional Letter of Credit
    56,000      Facility, 7.84%, 06/29/13                                56,210
                Tranche B Term Loan,
   941,640      7.87%, 06/29/13                                         945,171
             Sheridan Healthcare, Inc.
                Delayed Draw Term Loan,
   293,040      8.37%, 11/09/11                                         294,872
                First Lien Term C Loan,
 1,706,960      8.35%, 11/09/11                                       1,717,628
                                                                  -------------

                                                                     99,637,454
                                                                  -------------
HEALTHCARE - ALTERNATE SITE SERVICES - 1.6%
 1,442,482   American HomePatient, Inc.
                Secured Promissory Note,
                6.79%, 08/01/09 (d)                                   1,442,482
 1,946,129   American Medical Response, Inc.
                Term Loan, 7.38%, 02/10/12                            1,949,788
             CRC Health Corp.
 2,000,000   Add on Term Loan, 02/06/13 (b)                           2,006,240
                New Term Loan,
 1,990,000      7.62%, 02/06/13                                       1,996,209
             FHC Health Systems, Inc.
                Third Lien Term Loan,
 5,000,000      14.40%, 01/14/11                                      5,100,000
                Third Lien Term Loan,
 1,500,000      14.40%, 02/09/11                                      1,530,000

NOVEMBER 30, 2006                          HIGHLAND FLOATING RATE ADVANTAGE FUND

PRINCIPAL
AMOUNT ($)                                                          VALUE ($)
----------                                                        -------------

SENIOR LOAN NOTES (CONTINUED)

HEALTHCARE - ALTERNATE SITE SERVICES (CONTINUED)
 5,675,903   Renal Advantage, Inc.
                Tranche B Term Loan,
                7.89%, 10/06/12                                       5,718,472
             Rural/Metro Operating Co. LLC
                Letter of Credit Term Loan,
   720,588      5.17%, 03/04/11                                         723,744
 2,058,824      Term Loan, 7.61%, 03/04/11                            2,067,841
 9,850,000   Select Medical Corp.
                Tranche B Term Loan,
                7.11%, 02/24/12                                       9,679,989
 1,975,000   Skilled Healthcare LLC
                First Lien Term Loan,
                8.07%, 06/15/12                                       1,989,813
                                                                  -------------

                                                                     34,204,578
                                                                  -------------
HEALTHCARE - MEDICAL PRODUCTS - 4.5%
 7,000,000   American Medical Systems, Inc.
                Term Loan, 7.81%, 07/20/12                            7,026,250
 1,800,000   Bradley Pharmaceuticals, Inc.
                Term Loan, 9.32%, 11/14/10                            1,809,000
             Carl Zeiss TopCo GmbH/US Newco
                Term B U S Dollar Loan,
   375,000      8.12%, 05/04/13                                         375,938
                Term C U S Dollar Loan,
 1,375,000      8.62%, 05/04/14                                       1,378,438
             CCS Medical, Inc.
                First Lien Term Loan,
22,238,404      8.62%, 09/30/12 (b)                                  21,622,177
                Second Lien Term Loan,
 2,250,000      13.37%, 03/30/13                                      2,076,570
 1,962,500   CompBenefits Corp.
                Tranche B Term Loan,
                8.55%, 04/12/12                                       1,974,766
 3,000,000   Encore Medical IHC, Inc.
                Term Loan, 7.87%, 10/04/10                            3,005,640
             Golden Gate National Senior Care LLC
                First Lien Term Loan,
 4,975,000      7.96%, 03/14/11                                       5,030,969
                Second Lien Term Loan,
 1,000,000      12.96%, 09/14/11                                      1,017,500
 4,738,125   Hanger Orthopedic Group, Inc.
                Tranche B Term Loan,
                7.87%, 05/26/13                                       4,761,816
19,451,250   HealthSouth Corp.
                Term Loan B, 8.62%, 03/10/13                         19,554,731
             MMM Holding, Inc./NAMM
             Holdings, Inc./PHMC (Puerto Rico)
                MMM Original Term Loan,
 1,202,592      7.62%, 08/22/11 (b)                                   1,201,846
                NAMM New Term Loan,
   381,443      08/22/11 (b)                                            381,207
                NAMM PHMC Acquistion Term
   380,617      Loan, 7.62%, 08/22/11                                   380,381
                PHMC Acquisition Term Loan,
 2,034,177      7.62%, 08/10/11                                       2,032,915
 2,482,147      Term Loan, 7.62%, 08/22/11                            2,480,609

PRINCIPAL
AMOUNT ($)                                                          VALUE ($)
----------                                                        -------------

SENIOR LOAN NOTES (CONTINUED)

HEALTHCARE - MEDICAL PRODUCTS (CONTINUED)
 8,478,750   National Renal Institutes, Inc.
                Term Facility, 7.59%, 03/31/13                        8,478,750
 2,358,706   Reliant Pharmaceuticals, Inc.
                First Lien Term Loan,
                14.87%, 06/30/08                                      2,382,293
             Warner Chilcott Co., Inc. (Puerto Rico)
                Dovobet Delayed Draw Term
   299,466      Loan, 01/18/12 (b)                                      300,151
                Dovonex Delayed Draw Term
 1,009,009      Loan, 7.87%, 01/18/12 (b)                             1,011,532
                Tranche B Acquisition Date
                Term Loan,
 7,355,412      7.93%, 01/18/12 (b)                                   7,387,629
                Tranche C Acquisition Date
   432,286      Term Loan, 01/18/12 (b)                                 434,041
 1,775,603   Warner Chilcott Corp.
                Tranche C Acquisition Date
                Term Loan, 7.87%, 01/18/12                            1,782,812
                                                                  -------------

                                                                     97,887,961
                                                                  -------------
HOUSING - BUILDING MATERIALS - 1.9%
             American Buildings Co.
 1,614,852      Term Loan A, 8.87%, 12/31/08                          1,489,152
                Term Loan B,
 1,298,494      10.00%, 12/31/08                                      1,220,585
             Atrium Cos., Inc.
                Closing Date Term Facility,
 4,441,765      8.13%, 05/31/12                                       4,322,370
                Delayed Draw Term Loan,
   109,657      12/09/06 (b)                                            106,299
   890,343      Term Loan B, 06/09/12 (b)                               866,411
   993,056   Contech Construction Products
                New Term Loan,
                7.36%, 01/31/13                                         992,440
 1,885,611   Custom Building Products, Inc.
                First Lien Term Loan,
                7.62%, 10/20/11                                       1,892,682
11,000,000   Edge Las Vegas Development LLC
                Second Lien Term Loan,
                14.32%, 06/01/07                                     10,835,000
 1,807,256   PGT Industries, Inc.
                First Lien Tranche A-2 Term
                Loan, 8.38%, 02/14/12 (b)                             1,811,774
 3,472,481   Pivotal Group Promontory
                First Lien Term Loan,
                8.07%, 08/31/10                                       3,393,482
             Ply Gem Industries, Inc.
                Canadian Term Loan,
   498,281      8.32%, 08/15/11                                         503,264
                U S Term Loan,
 7,474,213      8.32%, 08/15/11                                       7,532,661
 3,000,000   Roofing Supply Group LLC
                First Lien Term Loan,
                8.62%, 08/31/13                                       2,977,500
 1,000,000   Standard Pacific Corp.
                Term Loan B, 6.87%, 05/05/13                            980,000
 1,474,614   Stile Acquisition Corp. (Canada)
                Canadian Term Loan,
                7.38%, 04/06/13                                       1,446,051

NOVEMBER 30, 2006                          HIGHLAND FLOATING RATE ADVANTAGE FUND

PRINCIPAL
AMOUNT ($)                                                          VALUE ($)
----------                                                        -------------

SENIOR LOAN NOTES (CONTINUED)

HOUSING - BUILDING MATERIALS (CONTINUED)
   490,448   Stile U S Acquisition Corp.
                U S Term Loan,
                7.38%, 04/06/13                                        481,081
                                                                  -------------

                                                                     40,850,752
                                                                  -------------
HOUSING - REAL ESTATE DEVELOPMENT - 5.1%
 2,500,000   BioMed Realty LP
                Senior Secured Term Loan,
                7.57%, 05/31/10                                       2,500,000
             Edge Star Partners LLC
                First Lien Term Loan,
10,000,000      8.63%, 05/21/07                                       9,975,000
                Second Lien Term Loan,
 6,000,000      14.88%, 05/21/07                                      5,985,000
 4,000,000   EH/Transeastern, LLC/TE TOUSA
                Term Loan, 8.25%, 08/01/08 (b)                        3,240,000
             Ginn LA Conduit Lender, Inc.
                First Lien Tranche A Credit-
                Linked Deposit,
 2,514,016      8.37%, 06/08/11 (b)                                   2,413,455
                First Lien Tranche B Term
 5,471,412      Loan, 8.37%, 06/08/11 (b)                             5,252,556
 2,143,382   Giraffe Intermediate, LLC
                Mezzanine Note A-1,
                7.08%, 08/09/07                                       2,143,382
10,700,120   Lake at Las Vegas Joint Venture
                First Lien Term Loan,
                10.11%, 11/01/09                                     10,402,443
 4,967,487   LBREP/L-Suncal Master I LLC
                First Lien, 8.63%, 01/18/10                           4,849,510
   223,684   Lion Gables Realty LP
                Term Loan, 7.07%, 03/30/07                              224,145
11,000,000   LNR Property Corp.
                Initial Tranche B Term Loan,
                8.12%, 07/12/11                                      11,030,910
             Morningside Assisted Living
                Mezzanine Loan,
 1,995,167      12.63%, 10/12/08                                      1,995,167
                Senior Mortgage Loan,
 1,496,375      8.38%, 10/12/08                                       1,496,375
   606,618   MPO Intermediate LLC
                Mezzanine Note A-1,
                7.08%, 08/09/07                                         606,618
 3,462,600   November 2005 Land Investors, LLC
                First Lien Term Loan,
                8.12%, 05/09/11                                       3,427,974
 2,962,500   Palmdale Hills Property LLC
                First Lien Term Loan,
                8.38%, 05/19/10                                       2,892,141
 7,500,000   Rubicon GSA II LLC (Australia)
                Term Loan, 8.07%, 08/30/08                            7,500,000
             Tamarack Resort LLC
                Tranche A Credit-Linked
 1,400,000      Deposit, 5.27%, 05/19/11                              1,351,000
                Tranche B Term Loan,
 2,089,500      8.61%, 05/19/11                                       2,016,368
 5,500,000   TE/TOUSA Mezzanine LLC
                Senior Mezzanine Loan,
                10.25%, 08/01/09                                      2,543,750

PRINCIPAL
AMOUNT ($)                                                          VALUE ($)
----------                                                        -------------

SENIOR LOAN NOTES (CONTINUED)

HOUSING - REAL ESTATE DEVELOPMENT (CONTINUED)
 2,000,000   Trustreet Properties, Inc.
                Term Loan, 7.32%, 04/08/10                            2,005,000
16,358,629   Westgate Investments, LLC
                Senior Secured Loan,
                13.00%, 09/25/10                                     16,399,526
 4,000,000   Weststate Land Partners LLC
                First Lien Term Loan,
                8.57%, 05/01/07                                       3,970,000
 5,000,000   Woodlands Commercial
                Properties Co. LP
                Bridge Loan, 8.10%, 02/28/08                          5,006,250
   400,000   Woodlands Commercial Property Co.
                Secured Term Loan,
                7.35%, 08/29/09                                         400,500
 1,600,000   Woodlands Land Devolopment Co., LP
                Secured Term Loan,
                7.35%, 08/29/09                                       1,602,000
   942,400   Yellowstone Mountain Club, LLC
                Loan, 7.70%, 09/30/10                                   923,260
                                                                  -------------

                                                                    112,152,330
                                                                  -------------
INFORMATION TECHNOLOGY - 6.6%
13,330,736   Advanced Micro Devices, Inc.
                Term Loan, 7.57%, 12/31/13                           13,397,390
 6,319,033   Applied Systems, Inc.
                Term Loan, 8.17%, 09/26/13 (b)                        6,354,546
             Aspect Software, Inc.
                Second Lien Term Loan,
 1,000,000      12.56%, 07/05/12                                      1,006,250
                Tranche A-1 Term Loan,
 1,125,000      8.44%, 07/11/11                                       1,129,568
 1,950,000   Billing Services Group North
                America, Inc.
                U S Term Loan,
                8.13%, 05/05/12                                       1,952,438
 1,800,000   Comsys Information Services
                Second Lien Term Loan,
                13.12%, 10/31/10                                      1,804,500
 1,990,000   Corel Corp. (Canada)
                First Lien Term Loan,
                8.57%, 02/16/10                                       1,987,513
             Data Transmissions Network Corp.
                First Lien Tranche B Term
   995,000      Loan, 8.48%, 03/10/13                                   999,975
                Second Lien Term Loan,
 6,000,000      13.39%, 08/15/13                                      6,030,000
   994,980   Deltek Systems, Inc.
                Term Loan, 7.62%, 04/22/11                            1,002,442
20,000,000   Freescale Semiconductor, Inc.
                Term Loan, 12/02/13 (b)                              20,090,600
             GXS Corp.
                First Lien Term Loan,
 2,000,000      10.38%, 06/20/11                                      2,011,240
                Second Lien Term Loan,
 2,000,000      14.63%, 12/20/11                                      2,010,000
             Infor Enterprise Solutions Holdings,
                Inc. (Luxembourg)
                Delayed Draw Term Loan,
 3,428,571      9.12%, 07/28/12                                       3,471,429

NOVEMBER 30, 2006                          HIGHLAND FLOATING RATE ADVANTAGE FUND

PRINCIPAL
AMOUNT ($)                                                          VALUE ($)
----------                                                        -------------

SENIOR LOAN NOTES (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)
                Initial U S Term Facility,
 6,571,429      9.12%, 07/28/12                                       6,639,246
             Stage One U.S. Bridge Facility,
 5,000,000      11.50%, 07/29/13                                      5,062,500
 2,000,000   Intergraph Corp.
                Second Lien Term Loan,
                11/29/14 (b)                                          2,035,640
12,000,000   NameMedia, Inc.
                Term Loan, 11.33%, 09/07/08                          12,060,000
 5,220,401   ON Semiconductor Corp.
                Term Loan H, 7.62%, 12/15/11                          5,250,836
 3,886,525   Open Solutions Inc.
                First Lien Term Loan,
                7.90%, 09/03/11                                       3,891,383
 3,000,000   Open Text Corp. (Canada)
                Term Loan, 7.90%, 10/02/13                            3,022,500
 3,097,701   Per-Se Technologies, Inc.
                Term Loan, 7.57%, 01/06/13                            3,103,029
             SCS Holdings II, Inc.
 4,000,000      First Lien Term Loan, 11/30/12 (b)                    4,000,000
                Second Lien Term Loan,
 2,000,000      05/30/13 (b)                                          2,000,000
 2,500,000   Secure Computing Corp.
                Term Loan, 8.58%, 08/31/13                            2,518,750
 3,875,000   Serena Software, Inc.
                Term Loan, 7.62%, 03/11/13 (b)                        3,882,285
 7,000,000   Spansion LLC
                Term Loan B, 8.38%, 11/01/12 (b)                      7,019,740
15,248,089   SunGard Data Systems, Inc.
                U S Term Loan,
                7.88%, 02/11/13                                      15,373,886
 2,000,000   Transfirst Holdings, Inc.
                Second Lien Term Loan,
                11.62%, 08/15/13                                      2,010,000
 1,193,465   UGS Corp.
                Replacement Term Loan,
                7.13%, 05/27/11                                       1,191,603
             X-Rite, Inc.
                First Lien Initial Term Loan,
   997,500      7.65%, 06/30/12                                         999,994
                Second Lien Term Loan,
 1,000,000      10.40%, 06/30/13                                      1,005,000
                                                                  -------------

                                                                    144,314,283
                                                                  -------------
MANUFACTURING - 2.4%
 2,000,000   Acument Global Technologies,
                Inc. (TFS Acquisition Corp.)
                Term Loan, 8.92%, 08/11/13                            2,015,000
 1,384,046   AIRXCEL, Inc.
                First Lien Term Loan,
                8.38%, 08/31/12                                       1,390,967
 1,333,333   CI Acquisition, Inc.
                Term Loan B, 7.43%, 10/17/12                          1,340,827
 1,495,461   Coinmach Corp.
                Tranche B-1 Term Loan,
                7.89%, 12/16/12                                       1,509,488

PRINCIPAL
AMOUNT ($)                                                          VALUE ($)
----------                                                        -------------

SENIOR LOAN NOTES (CONTINUED)

MANUFACTURING (CONTINUED)
 1,500,000   Dundee Holdco Ltd. (United Kingdom)
                U S Term Loan B1,
                8.07%, 02/17/14                                       1,507,500
             Elster Group GmbH (Nachtwache
                Acquisition GmbH)
                USD Term Loan B1,
   868,082      7.85%, 08/01/13                                         877,848
                USD Term Loan C1,
   868,082      8.35%, 08/01/14                                         882,188
   828,947   Euramax International Holdings B.V.
                Second Lien European Term
                Loan, 12.00%, 06/29/13                                  822,730
             Euramax International, Inc.
                First Lien Domestic Term
 3,112,360      Loan, 8.06%, 06/28/12                                 3,112,360
                Second Lien Domestic Term
 1,671,053      Loan, 12.00%, 06/29/13                                1,625,099
 1,000,000   Generac Acquisition Corp.
                2nd Lien Term Loan, 05/12/14 (b)                      1,008,750
 4,987,500   Global Petroleum, Inc. (SPI
                Petroleum)
                Term Loan, 9.87%, 07/26/13                            5,012,438
   411,392   Longyear Canada, ULC (Boart
                Longyear)
                First Lien Canadian Borrower
                Term Loan, 8.57%, 10/08/12                              414,223
             Longyear Global Holdings, Inc.
             (Boart Longyear)
                First DrillCorp (DDTL),
   443,038      8.63%, 10/08/12                                         446,086
                First Lien US Term Loan,
 4,145,570      8.57%, 10/08/12                                       4,174,091
                Second Lien Term Loan,
 4,000,000      12.36%, 10/07/13                                      3,980,000
             Matinvest 2 SAS (Deutsche Connector)
 2,250,000      B-2 Facility, 7.90%, 06/22/14                         2,273,895
 2,250,000      C-2 Facility, 8.15%, 06/22/15                         2,285,145
 5,967,819   Mueller Group LLC
                Term Loan, 7.39%, 10/03/12                            5,995,808
 3,547,568   Polypore, Inc.
                U S Term Loan, 8.32%,
                11/12/11                                              3,578,609
 3,000,000   Quantum Corp.
                First Lien Term Loan,
                9.44%, 08/22/12                                       3,003,750
 3,000,000   Ray Acquisition SCA (Rexel)
                (France)
                Term Loan B-3A US,
                7.86%, 08/02/14                                       3,018,750
   980,000   Sensata Technology BV/Sensata
                Technology Finance Co.
                (Netherlands)
                U S Term Loan,
                7.13%, 04/27/13                                         974,179
 1,000,000   Wire Rope Corp. of America, Inc.
                13.13%, 06/17/11                                      1,025,000
                                                                  -------------

                                                                     52,274,731
                                                                  -------------

NOVEMBER 30, 2006                          HIGHLAND FLOATING RATE ADVANTAGE FUND

PRINCIPAL
AMOUNT ($)                                                          VALUE ($)
----------                                                        -------------

SENIOR LOAN NOTES (CONTINUED)

METALS/MINERALS - OTHER METALS/MINERALS - 1.6%
 1,995,000   Aleris International, Inc.
                (Germany)
                U S Loan, 7.88%, 08/01/11                             1,998,112
 1,240,625   Alpha Natural Resources LLC
                Tranche B Term Loan,
                7.12%, 10/26/12                                       1,241,915
 1,500,000   CST Industries, Inc.
                Term Loan, 10.00%, 08/09/13                           1,496,670
 9,000,000   James River Coal Co.
                Credit Linked Certificate of
                Deposit, 5.35%, 11/30/11                              9,000,000
 5,000,000   Kaiser Aluminum & Chemical
                Second Lien Term Loan,
                9.61%, 04/24/11                                       5,025,000
 9,110,342   Murray Energy Corp.
                Tranche B Term Loan,
                8.40%, 01/28/10                                       9,212,834
 1,180,000   Neo Material Technologies, Inc.
                Term Loan, 9.00%, 08/31/09                            1,184,425
   800,000   Oglebay Norton Co.
                Tranche B Term Loan,
                7.83%, 07/31/12                                         809,504
 1,994,975   PinnOak Resources, LLC
                Term Loan, 8.78%, 11/23/12                            1,965,050
 2,985,000   Universal Buildings Products, Inc.
                Term Loan, 8.94%, 04/28/12                            2,970,075
                                                                  -------------

                                                                     34,903,585
                                                                  -------------
METALS/MINERALS - STEEL - 0.0%
   831,250   Standard Steel, LLC
                Initial Term Loan,
                8.09%, 06/30/12                                         838,523
                                                                  -------------
RETAIL - 8.9%
             Blockbuster Entertainment Corp.
                Tranche A Term Loan,
 1,968,782      8.63%, 08/20/09                                       1,966,617
                Tranche B Term Loan,
37,584,822      8.97%, 08/20/11                                      37,753,954
             Burlington Coat Factory
             Warehouse Corp.
26,448,505      Term Loan, 7.62%, 05/28/13                           26,062,092
                Term Loan, 7.62%, 05/28/13
 1,000,000      (b)                                                     985,390
 2,955,094   Dollarama Group LP (Canada)
                Term Loan B, 7.49%, 11/18/11                          2,962,481
 4,230,565   Eddie Bauer, Inc.
                Term Loan, 9.57%, 06/21/11                            4,230,565
             Home Interiors & Gifts, Inc.
                Initial Term Loan,
 4,973,205      10.39%, 03/31/11 (b)                                  3,593,140
                Initial Term Loan,
27,536,958      10.39%, 03/31/11                                     19,895,452
   893,696   MAPCO Express, Inc./MAPCO
                Family Centers, Inc.
                Term Loan, 8.07%, 04/28/11                              899,282
 5,000,000   Michaels Stores, Inc.
                Term Loan, 8.38%, 10/31/13                            5,017,500
             Movie Gallery, Inc.
                Term Loan A,
 4,958,279      10.37%, 04/27/11                                      4,785,731

PRINCIPAL
AMOUNT ($)                                                          VALUE ($)
----------                                                        -------------

SENIOR LOAN NOTES (CONTINUED)

RETAIL (CONTINUED)
                Term Loan B,
66,831,893      10.62%, 04/27/11 (b)                                 64,141,242
 8,781,646   Neiman Marcus Group, Inc. (The)
                Term Loan, 7.89%, 04/06/13                            8,854,709
 2,000,000   PetCo Animal Supplies, Inc.
                Term Loan, 8.10%, 10/28/13                            2,010,940
 2,000,000   Rent-A-Center, Inc.
                Tranche B Term Loan,
                06/30/12 (b)                                          2,004,060
             Sally Holdings, LLC
   560,748      Term Loan A, 11/01/12 (b)                               561,802
 3,439,252      Term Loan B, 11/08/13 (b)                             3,458,168
 1,496,250   Sports Authority, Inc., The
                Term Loan B, 7.62%, 05/03/13                          1,490,325
 4,000,000   Toys "R" Us
                Tranche B Term Loan,
                9.63%, 07/19/12                                       4,102,480
                                                                  -------------

                                                                    194,775,930
                                                                  -------------
SERVICE - ENVIRONMENTAL SERVICES - 0.8%
    35,443   Allied Waste North America, Inc.
                Term Loan, 7.13%, 01/15/12                               35,436
 2,945,658   Audio Visual Services Corp.
                Term Loan, 7.87%, 05/18/11                            2,956,704
 1,496,653   Duratek, Inc.
                Term Loan B, 7.76%, 06/07/13                          1,505,064
             EnergySolutions, LLC
                Synthetic Letter of Credit,
   157,233      7.57%, 06/07/13                                         158,116
 3,303,355      Term Loan, 7.76%, 09/30/11                            3,321,920
             Safety-Kleen Systems, Inc.
 1,322,034      Synthetic LC, 7.88%, 08/02/13                         1,325,339
 4,677,966      Term B Loan, 7.88%, 08/02/13                          4,689,661
             Valleycrest Holding Co. (VCC Holdco)
                First Lien Term Loan,
 2,000,000      7.87%, 10/04/13                                       2,018,760
                Second Lien Term Loan,
   500,000      10.82%, 04/04/14                                        505,000
                                                                  -------------

                                                                     16,516,000
                                                                  -------------
SERVICE - OTHER SERVICES - 2.5%
 3,666,667   Brickman Group Holdings, Inc.
                Term Loan, 10.57%, 11/15/09                           3,657,500
 9,975,000   Education Management LLC
                Tranche B Term Loan,
                7.88%, 06/01/13                                      10,042,032
 1,297,872   Headwaters, Inc.
                First Lien Term Loan B-1,
                7.38%, 04/30/11                                       1,300,039
             Koosharem Corp.
                First Lien Term Loan,
 2,962,500      9.87%, 06/30/12                                       2,955,094
                Second Lien Term Loan,
 1,000,000      15.75%, 06/30/13                                        987,500
             La Petite Academy, Inc.
                Closing Date Term Loan,
 6,000,000      8.32%, 08/16/12                                       6,041,280
                Second Lien Term Loan,
 4,000,000      12.57%, 02/16/13                                      4,050,000

NOVEMBER 30, 2006                          HIGHLAND FLOATING RATE ADVANTAGE FUND

PRINCIPAL
AMOUNT ($)                                                          VALUE ($)
----------                                                        -------------

SENIOR LOAN NOTES (CONTINUED)

SERVICE - OTHER SERVICES (CONTINUED)
 8,000,000   NES Rentals
                Second Lien Term Loan,
                12.13%, 08/17/10 (b)                                  8,075,040
             Rental Service Corp.
 3,000,000      Initial Term Loan, 11/30/12 (b)                       3,003,750
                Second Lien Initial Term Loan,
 6,000,000      12/02/13 (b)                                          6,050,640
             United Rentals, Inc.
                Initial Term Loan,
 2,513,953      7.32%, 02/14/11                                       2,526,523
                Tranche B Credit Linked
 3,229,596      Deposit, 5.22%, 02/14/11                              3,247,747
 3,000,000   West Corp.
                Term Loan, 8.07%, 10/24/13                            2,997,870
                                                                  -------------

                                                                     54,935,015
                                                                  -------------
TELECOMMUNICATIONS - 2.6%
 5,000,000   Idearc, Inc. (Verizon)
                Tranche B Term Loan,
                11/17/14 (b)                                          5,027,800
10,000,000   Intelsat Corp.
                Tranche B-2 Term Loan,
                7.87%, 01/03/14                                      10,102,000
 9,000,000   Level 3 Financing, Inc.
                Term Loan, 8.40%, 12/01/11                            9,112,500
 1,500,000   Maritime Telecommunications
                Network, Inc.
                First Lien Term Loan,
                8.14%, 05/11/12                                       1,496,250
             PaeTec Communications, Inc.
                First Lien Initial Term Loan,
 2,992,500      8.88%, 06/12/12                                       3,003,752
                Second Lien Term Loan,
 1,000,000      12.88%, 06/12/13                                      1,020,940
 4,549,302   RCN Corp.
                Initial Term Loan,
                7.25%, 05/30/13                                       4,549,302
             Sorenson Communications, Inc.
 2,000,000      Revolver, 08/16/12 (b)                                1,996,800
                Second Lien Term Loan,
 5,500,000      12.39%, 02/16/14                                      5,568,750
                Tranche B Term Loan,
 5,985,000      8.39%, 08/16/13                                       6,026,177
 3,750,000   Stratos Global Corp./Stratos
                Funding LP (Canada)
                Term B Facility,
                8.11%, 02/13/12                                       3,751,575
 2,000,000   Time Warner Telecom Holdings
                Inc.
                Term Loan B, 7.57%, 01/07/13                          2,016,880
 2,000,000   Unity Media
                Mezzanine Loan, 10/15/11 (b)                          2,015,000
                                                                  -------------

                                                                     55,687,726
                                                                  -------------
TELECOMMUNICATIONS - CLEC - 0.4%
 7,875,000   Consolidated Communications, Inc.
                Term Loan D, 7.43%, 10/14/11                          7,879,883
                                                                  -------------

PRINCIPAL
AMOUNT ($)                                                          VALUE ($)
----------                                                        -------------

SENIOR LOAN NOTES (CONTINUED)

TELECOMMUNICATIONS - DATA/INTERNET - 0.1%
 2,000,000   Pine Tree Holdings/Country
                Road Communications, Inc.
                Second Lien Tranche B Term
                Loan, 13.30%, 07/15/13                                2,010,000
                                                                  -------------
TELECOMMUNICATIONS - FIBER/LONG DISTANCE - 1.1%
 6,500,000   FairPoint Communications, Inc.
                Replacement B Term Loan,
                7.13%, 02/08/12                                       6,486,805
   995,556   Hawaiian Telcom
                Communications
                Tranche B Term Loan,
                7.75%, 10/31/12                                         996,262
 7,000,000   Qwest Corp.
                Term Loan B, 6.95%, 06/30/10                          7,105,000
 8,500,000   WestCom Corp.
                Second Lien Term Loan,
                12.54%, 06/17/11                                      8,558,480
                                                                  -------------

                                                                     23,146,547
                                                                  -------------
TRANSPORTATION - AUTO - 5.7%
 4,577,600   Autocam Corp.
                Domestic Revolver, 06/21/09 (b)                       4,218,579
 1,983,333   Avon Automotive
                U S Term Loan,
                11.25%, 08/11/11                                      1,904,000
 3,891,897   Carey International, Inc.
                Second Lien Term Loan,
                17.28%, 05/10/12                                      3,882,167
   450,235   Cooper-Standard Automotive
                Canada Ltd. (Canada)
                Tranche B Term Loan,
                7.88%, 12/23/11                                         450,586
             Cooper-Standard Automotive Inc
   997,487      Term Loan D, 7.88%, 12/23/11                            998,265
                Tranche C Term Loan,
    87,070      7.88%, 12/23/11                                          87,138
20,000,000   Dana Corp.
                DIP Term Loan,
                7.65%, 04/13/08                                      20,017,800
             Dayco Products LLC - (Mark IV)
                Replacement Term B Loan,
   997,500      7.99%, 06/21/11                                         994,587
                Second Lien Term Loan,
 1,000,000      11.28%, 12/31/11                                      1,007,500
             Delphi Corp.
21,903,133      Term Loan, 13.75%, 06/14/11                          22,706,320
                Tranche B DIP Term Loan,
 1,500,000      8.13%, 10/08/07                                       1,533,750
 4,500,000   Environmental Systems Products
                Holdings
                Second Lien Term Loan,
                15.38%, 12/12/10                                      4,612,500
             Federal-Mogul Corp.
                DIP Term Loan,
 1,500,000      7.38%, 12/09/06                                       1,504,680
                Supplemental Revolver,
 1,457,560      9.07%, 12/31/06 (c)                                   1,463,025
                Tranche C Term Loan,
   573,404      9.07%, 12/31/06                                         574,121

NOVEMBER 30, 2006                          HIGHLAND FLOATING RATE ADVANTAGE FUND

PRINCIPAL
AMOUNT ($)                                                          VALUE ($)
----------                                                        -------------

SENIOR LOAN NOTES (CONTINUED)

TRANSPORTATION - AUTO (CONTINUED)
11,000,000   General Motors Corp.
                Secured Term Loan, 11/29/13 (b)                      11,000,000
 2,000,000   Gleason Works (The)
                Second Lien Term Loan,
                10.94%, 12/30/13                                      2,027,520
 4,500,000   Goodyear Tire & Rubber Co.
                Third Lien Term Loan,
                8.70%, 03/01/11                                       4,571,010
             Hayes Lemmerz International, Inc.
 3,143,629      Term Loan B, 8.96%, 06/03/09                          3,160,667
 1,000,000      Term Loan C, 06/03/10 (b)                             1,008,330
             Hertz Corp. (The)
                Delayed Draw Term Loan,
   369,899      7.57%, 08/15/07                                         372,384
                Letter of Credit,
   444,444      5.39%, 12/21/12                                         448,196
                Tranche B Term Loan,
 3,161,275      7.61%, 12/21/12                                       3,187,640
 4,239,130   Insurance Auto Auctions, Inc.
                Term Loan, 7.90%, 05/19/12 (c)                        4,249,728
             Key Plastics LLC
 4,409,879      Term Loan B, 8.85%, 06/29/10                          4,453,978
   334,182      Term Loan C, 06/29/11 (b)                               337,941
 3,263,409      Term Loan C, 11.60%, 06/24/11                         3,300,122
 4,000,000   Lear Corp.
                First Lien Term Loan B,
                7.87%, 04/25/12                                       3,993,520
 1,869,981   Navistar International Corp.
                Delay Draw Term Loan,
                10.49%, 02/22/09 (c)                                  1,892,963
 1,240,868   Plastech, Inc.
                Term Loan B,
                10.12%, 03/31/10                                      1,234,664
 4,110,802   Tire Rack Holdings, Inc.
                Tranche B Term Loan,
                7.12%, 06/24/12                                       4,100,525
   580,859   United Components, Inc.
                Tranche C Term Loan,
                7.63%, 06/30/10                                         583,403
 7,480,000   Vanguard Car Rental USA
                Holding, Inc.
                Term Loan, 8.35%, 06/14/13                            7,542,682
                                                                  -------------

                                                                    123,420,291
                                                                  -------------
TRANSPORTATION - LAND - 1.3%
 3,000,000   OSHKOSH TRUCK CORP.
                Term B Loan, 12/06/13 (b)                             3,000,000
             Ozburn-Hessey Holding Co., LLC
   566,759      Term Loan, 8.78%, 08/10/12                              566,759
 2,000,000      Term Loan, 08/09/12 (b)                               2,000,000
             Quality Distribution, Inc.
                Synthetic Letters of Credit,
 2,427,481      5.27%, 11/13/09                                       2,439,618
 5,609,387      Term Loan, 8.32%, 11/13/09                            5,637,434
   913,362   Term Loan, 8.32%, 11/13/09 (e)                             917,929
 4,290,604   SIRVA Worldwide, Inc.
                Tranche B Term Loan,
                11.57%, 12/01/10                                      3,925,903

PRINCIPAL
AMOUNT ($)                                                          VALUE ($)
----------                                                        -------------

SENIOR LOAN NOTES (CONTINUED)

TRANSPORTATION - LAND (CONTINUED)
10,102,037   Transport Industries, LP
                Term Loan B, 7.88%, 09/30/11                         10,146,284
                                                                  -------------

                                                                     28,633,927
                                                                  -------------
UTILITIES - 5.5%
 2,000,000   ANP Funding I, LLC
                Tranche A Term Loan,
                8.87%, 07/29/10                                       2,014,580
             Astoria Generating Co.
                Acquisitions LLC
                First Lien Term Loan B,
   749,233      7.39%, 02/23/12                                         754,118
                Second Lien Term Loan C,
 4,500,000      9.14%, 08/23/13                                       4,563,495
                Term Letter of Credit,
   148,054      7.32%, 02/23/12                                         148,934
             Boston Generating LLC
                First Lien Series A Term
     3,539      Advance, 8.75%, 12/15/10                                  3,592
                First Lien Series B Term
       215      Advance, 8.75%, 09/30/10                                    218
 4,874,372   Calpine Construction Finance Co. LP
                First Lien Term Loan,
                11.40%, 08/26/09                                      5,179,020
             Calpine Corp.
                First Lien DIP Revolver,
 3,424,189      7.62%, 12/20/07                                       3,445,590
                Second Lien Term Loan,
14,359,818      9.78%, 07/16/07 (f)                                  15,734,484
 2,000,000   Calpine Generating Co., LLC
                First Priority Term Loan,
                9.90%, 04/01/09                                       2,057,500
             CenterPoint Energy, Inc.
 1,759,109      Term Loan, 6.57%, 04/30/10                            1,760,657
 3,960,000      Term Loan, 7.70%, 04/30/10                            3,963,485
             Coleto Creek Power, LP
                Second Lien Term Loan,
 5,985,000      9.37%, 06/28/13                                       5,566,050
                Synthetic Facility,
   318,471      8.26%, 06/28/13                                         317,675
 4,669,825      Term Loan, 8.12%, 06/28/13                            4,652,313
             Covanta Energy Corp.
                Delayed Draw Term Loan,
 1,496,250      7.62%, 06/30/12                                       1,498,150
                Letter of Credit Term Loan,
 1,560,976      5.46%, 06/24/12                                       1,580,488
 1,115,801      Term Loan, 7.62%, 06/24/12                            1,124,170
 4,000,000   GBGH, LLC (U S Energy)
                First Lien Term Loan,
                10.94%, 08/07/13                                      4,010,000
             KGen, LLC
                Tranche A Term Loan,
 2,969,689      7.99%, 08/05/11                                       2,977,114
                Tranche B Term Loan,
    36,744      14.37%, 08/05/11                                         37,662
             LSP General Finance Co. LLC
                First Lien Delayed Draw Term
    58,053      Loan, 7.12%, 05/04/13 (c)                                58,163
                First Lien Term Loan B,
 1,364,981      7.12%, 05/04/13                                       1,367,547

NOVEMBER 30, 2006                          HIGHLAND FLOATING RATE ADVANTAGE FUND

PRINCIPAL
AMOUNT ($)                                                          VALUE ($)
----------                                                        -------------

SENIOR LOAN NOTES (CONTINUED)

UTILITIES (CONTINUED)
             Magnolia Energy LP
                Additional PCLC Facility,
    30,043      12/14/11 (b)                                             21,631
 4,504,913      Facility A, 12/14/11 (b)                              3,243,538
   465,044      Facility B, 12/14/11 (b)                                334,831
             NATG Holdings LLC
                Credit Linked Certificate of
    72,073      Deposit, 6.81%, 01/23/09 (f)                             62,703
   126,579   Term Loan A, 8.75%, 01/23/09 (f)                           22,468
                Term Loan B1,
    92,678      12.25%, 01/23/10 (f)                                     16,450
                Term Loan B2,
     9,144      12.25%, 01/23/10 (f)                                      8,595
             NE Energy, Inc.
                First Lien Term Loan B,
 2,682,927      9.75%, 11/01/13                                       2,709,756
                Second Lien Term Loan,
 1,000,000      11.75%, 05/01/14                                      1,016,880
                Synthetic Line of Credit,
   317,073      9.75%, 11/01/13                                         319,848
             NRG Energy, Inc.
                Credit Linked Certificate of
 3,898,925      Deposit, 7.37%, 02/01/13                              3,915,534
17,015,570      Term Loan, 7.37%, 02/01/13                           17,113,920
 4,256,396   Plum Point Energy Associates, LLC
                Second Lien Term Loan,
                10.62%, 09/14/14                                      4,362,806
             Reliant Energy, Inc.
 2,857,143      New Term Loan, 12/01/10 (b)                           2,857,143
                Pre-Funded Letter of Credit,
 2,142,857      12/01/10 (b)                                          2,142,857
 4,518,016   Riverside Energy Center LLC
                Term Loan, 9.63%, 06/24/11                            4,642,262
             Rocky Mountain Energy Center
                LLC
                Credit Linked Certificate of
   361,073      Deposit, 5.39%, 06/24/11                                370,100
 3,121,434      Term Loan, 9.63%, 06/24/11                            3,207,273
             TECO Panda - Gila River Power,
             L.P.
                Tranche A Term Loan,
   962,264      4.00%, 06/01/12                                       1,318,302
                Tranche B Term Loan,
   928,302      9.00%, 06/01/20                                       1,236,182
             TECO Panda Generating Co. -Gila
             River Power Station
                Project Letter of Credit,
   485,932      06/01/12 (b)                                            665,728
                Tranche A Term Loan,
 1,474,724      06/01/12 (b)                                          1,963,831
                Tranche B Term Loan,
 1,422,675      06/01/20 (b)                                          1,894,519
    31,350      Working Capital, 06/01/12 (b)                            42,950
             TECO Panda- Union Power
             Partners, L.P.
                Project Letter of Credit,
   141,077      06/01/12 (b)                                            193,276
                Tranche A Term Loan,
 1,433,523      4.00%, 06/01/12 (b)                                   1,908,965

PRINCIPAL
AMOUNT ($)                                                          VALUE ($)
----------                                                        -------------

SENIOR LOAN NOTES (CONTINUED)

UTILITIES (CONTINUED)
             Tranche B Term Loan,
 1,376,181   9.00%, 06/01/20 (b)                                      1,832,606
    62,701   Working Capital, 06/01/12 (b)                               85,900
                                                                  -------------

                                                                    120,325,859
                                                                  -------------
WIRELESS - CELLULAR/PCS - 3.6%
 4,111,181   Centennial Cellular Operating Co.
                (Puerto Rico)
                Term Loan, 7.62%, 02/09/11                            4,144,564
38,403,750   Cricket Communications, Inc.
                Term B Facility,
                8.12%, 06/16/13                                      38,629,564
             Insight Midwest Holdings, LLC
                B Delayed Draw Term Loan,
 1,750,000      7.61%, 04/06/14                                       1,759,853
                B Initial Term Loan,
 5,250,000      7.61%, 04/06/14                                       5,281,185
29,000,000   MetroPCS Wireless, Inc.
                Tranche B Term Loan,
                7.88%, 11/03/13 (b)                                  29,017,980
                                                                  -------------

                                                                     78,833,146
                                                                  -------------
WIRELESS - WIRELESS INFRASTRUCTURE - 0.2%
 1,904,176   CellNet Data Systems, Inc.
                First Lien Term Loan B,
                8.50%, 04/26/12                                       1,923,218
 1,980,000   DPI Holdings, LLC
                Term Loan, 7.37%, 09/30/10                            1,977,525
                                                                  -------------

                                                                      3,900,743
                                                                  -------------

             TOTAL SENIOR LOAN NOTES
                (COST $2,475,044,440)                             2,481,324,216
                                                                  -------------
FOREIGN DENOMINATED SENIOR LOAN NOTES (a) -
14.2%

DENMARK - 0.5%

EUR
             Nordic Telephone Co. Holdings APS
                Euro Facility B2,
 3,750,000      5.94%, 04/10/14                                       5,025,119
                Euro Facility C2,
 3,750,000      6.44%, 04/10/15                                       5,038,043
                                                                  -------------

                                                                     10,063,162
                                                                  -------------
FRANCE - 2.1%

EUR
             Ypso Holding SA
                Eur A (Acq) 1 Facility,
 1,844,349      06/06/13 (b)                                          2,386,505
                Eur B (Acq) 1 Facility,
 1,340,275      5.87%, 06/06/14                                       1,749,962
                Eur B (Acq) 2 Facility,
 2,186,765      5.87%, 06/06/14                                       2,857,201
                Eur B (Acq) 1 Facility,
 2,106,147      5.87%, 06/06/14                                       2,752,564

NOVEMBER 30, 2006                          HIGHLAND FLOATING RATE ADVANTAGE FUND

PRINCIPAL
AMOUNT ($)                                                          VALUE ($)
----------                                                        -------------

FOREIGN DENOMINATED SENIOR LOAN NOTES
(CONTINUED)

FRANCE (CONTINUED)

EUR
                Eur B (Acq) 2 Facility,
 3,436,345      5.87%, 06/06/14                                       4,491,026
                Eur B (Recap) 1 Facility,
 5,457,508      5.87%, 06/15/14                                       7,132,523
                Eur B (Recap) 1 Facility,
 3,472,959      5.87%, 06/06/14                                       4,538,878
                Eur B (Recap) 1 Facility,
 7,347,174      06/06/14 (b)                                          9,602,164
                Eur A (Acq) 2 Facility,
 2,522,633      06/06/14 (b)                                          3,296,042
                Capex Term Loan,
   668,110      12/15/12 (b)                                            867,888
                Eur A (Acq) 1 Facility,
 1,104,214      06/06/13 (b)                                          1,434,395
                Eur A (Acq) 2 Facility,
   261,083      06/06/13 (b)                                            339,152
                Eur B (Acq) 1 Facility,
 3,752,437      06/06/14 (b)                                          4,899,457
                                                                  -------------

                                                                     46,347,757
                                                                  -------------
GERMANY - 1.7%

EUR
             Iesy Hessen/ISH NRW
             GMBH/Arena Sport
                Euro Senior Secured TL,
 3,500,000      10/01/13 (b)                                          4,651,047
                Euro Senior Secured TL,
 8,000,000      6.63%, 10/15/11                                      10,630,965
             Kabel Baden Wurttemburg GMBH
             & CO. KG
                Term B Facility,
   750,000      5.97%, 06/09/14                                         996,345
                Term C Facility,
   750,000      6.47%, 06/09/15                                       1,000,381
14,900,000   P7S1 Holding II S.a.r.L - GMP
                Facility B, 7.38%, 07/08/11                          19,814,590
                                                                  -------------

                                                                     37,093,328
                                                                  -------------
ITALY - 1.7%

EUR
 4,000,000   H3G S.p.A.
                Euro Term Loan A1,
                12/30/11 (b)                                          5,222,694
             Prysmian Cables & Systems, Inc.
                Euro Term Loan B,
   875,000      6.00%, 08/04/12                                       1,164,942
                Euro Term Loan C2,
   875,000      5.57%, 08/04/12                                       1,167,842
             Wind Telecommunicatione S.p.A.
                A1 Term Loan Facility,
 8,500,000      5.66%, 05/26/12                                      11,273,091
                B1 Term Loan Facility,
 6,750,000      5.63%, 05/26/13                                       8,991,351

PRINCIPAL
AMOUNT ($)                                                          VALUE ($)
----------                                                        -------------

FOREIGN DENOMINATED SENIOR LOAN NOTES
(CONTINUED)

ITALY (CONTINUED)

EUR
                C1 Term Loan Facility,
 6,750,000      6.13%, 05/26/14                                       9,020,161
                                                                  -------------

                                                                     36,840,081
                                                                  -------------
LUXEMBOURG - 0.3%

EUR
             Infor Enterprise Solutions
             Holdings, Inc.
                Stage One U.S. Bridge Facility,
 3,059,701      07/29/13 (b)                                          4,055,808
                Delayed Draw Term Loan,
 1,915,423      07/29/13 (b)                                          2,539,002
                                                                  -------------

                                                                      6,594,810
                                                                  -------------
NETHERLANDS - 1.6%

EUR
             AMSTERDAMSE BEHEER- EN
             CONSULTINGMAATSCHAPPIJ
             B.V. (Casema)
                Kabelcom D Term Loan (2nd
 3,995,806      Lien), 09/12/14 (b)                                   5,354,932
                Casema B2 Term Loan,
   203,955      09/12/14 (b)                                            271,976
                Casema B1 Term Loan,
 2,468,258      09/12/14 (b)                                          3,307,806
                Casema C Term Loan,
 6,668,019      09/12/15 (b)                                          8,980,260
                Kabelcom B Term Loan,
 5,150,162      09/12/14 (b)                                          6,901,928
                Kabelcom C Term Loan,
 5,150,162      09/12/15 (b)                                          6,891,687
                Kabelcom D Term Loan (2nd
 2,500,000      Lien), 8.39%, 03/12/16 (b)                            3,392,365
                                                                  -------------

                                                                     35,100,954
                                                                  -------------
SPAIN - 0.3%

EUR

             Gasmedi 2000 S.A. / Nattai, S.L.U.
 1,666,667      Tranche B, 08/11/14 (b)                               2,209,261
 1,666,667      Tranche C, 08/11/15 (b)                               2,209,261
                Tranche E Second Lien,
 1,666,667      02/11/16 (b)                                          2,209,261
                                                                  -------------

                                                                      6,627,783
                                                                  -------------
SWITZERLAND - 0.1%

EUR
 1,155,363   Merisant Co.
                Tranche A (Euro) Term Loan,
                6.81%, 01/11/09                                       1,535,328
                                                                  -------------

NOVEMBER 30, 2006                          HIGHLAND FLOATING RATE ADVANTAGE FUND

PRINCIPAL
AMOUNT ($)                                                          VALUE ($)
----------                                                        -------------

FOREIGN DENOMINATED SENIOR LOAN NOTES
(CONTINUED)

UNITED KINGDOM - 5.9%

GBP
 4,000,000   Airport Development &
                Investment Ltd. (BAA)
                Subordinated Acquisition
                Facility, 9.12%, 04/07/11                             7,900,391
 1,000,000   Ansco UK Finance CO. Ltd.
                Tranche B Term Loan,
                8.49%, 03/08/12                                       1,989,162
 1,368,125   Champion Home Builders Co.
                GBP Term Loan,
                7.54%, 10/31/12                                       2,701,239
 1,275,000   Eggborough Power Ltd.
                Term Loan, 03/31/22 (b) (d)                           8,338,991
             Forgings International Limited
             (Firth Rixon)
                Term C1 (GBP),
   500,000      7.81%, 09/11/15                                       1,004,416
                Term B1 (GBP),
   500,000      7.56%, 09/11/14                                         999,499
             Havana Bidco Ltd.
   602,543      Facility B, 7.65%, 08/31/14                           1,192,629
 2,176,700      Facility C, 8.15%, 08/31/15                           4,329,808
                Facility D (2nd Lien),
 3,000,000      10.15%, 02/29/16                                      6,033,874
                Mezzanine Loan,
 3,523,711      9.25%, 08/31/16                                       7,121,866
   926,518   Invensys International Holdings Ltd.
                GBP Bonding Facility B,
                7.04%, 12/15/10                                       1,837,289
             Lion / Katsu Investments
             (Wagamama)
 5,000,000      Facility B, 06/30/13 (b)                              9,835,165
 4,400,000      Facility C, 06/30/14 (b)                              8,654,945
 3,000,000   Facility E (2nd Lien), 12/13/14 (b)                      5,901,099
             Mobileserv Ltd. (Phones 4U)
             (United Kingdom)
 3,500,000      Term Loan B, 7.65%, 09/22/14                          6,896,664
 3,500,000      Term Loan C, 7.65%, 09/22/15                          6,902,860
 2,903,872   NTL Inc. (United Kingdom)
                A Facility, 6.63%, 03/03/11                           5,635,472
 1,750,000   NTL Investment Holdings Ltd.
                GBP Tranche C Term Loan,
                7.64%, 03/03/13                                       3,493,942
             Peacock Group (The)
 2,250,000      Facility B, 7.33%, 10/30/13                           4,453,486
 2,250,000      Facility C, 7.83%, 10/30/14                           4,453,486
 2,959,184   PlayPower, Inc.
                Add-on Term Loan,
                8.08%, 12/18/09                                       5,828,088
             Safety-Kleen JPMP SK Holdings Ltd.
                GBP Term Loan B1,
 1,350,000      7.10%, 12/14/12                                       2,668,772
                Euro Term Loan C,
 1,817,400      6.23%, 12/20/14                                       2,445,974
 1,392,327   SunGard U K Holdings Ltd.
                U K Term Loan,
                7.49%, 02/11/13                                       2,774,685
 2,322,803   Teesside Power Ltd.
                Term Loan, 5.88%, 04/01/08                            4,826,083

PRINCIPAL
AMOUNT ($)                                                          VALUE ($)
----------                                                        -------------

FOREIGN DENOMINATED SENIOR LOAN NOTES
(CONTINUED)

UNITED KINGDOM (CONTINUED)

GBP
             Trinitybrook PLC
                Term Loan B1,
 2,500,000      7.80%, 07/31/13                                       4,932,630
                Term Loan C1,
 2,500,000      8.30%, 07/31/14                                       4,943,154
                                                                  -------------

                                                                    128,095,669
                                                                  -------------
             TOTAL FOREIGN DENOMINATED
                SENIOR LOAN NOTES
                (COST $292,454,055)                                 308,298,872
                                                                  -------------

  SHARES
----------

COMMON STOCKS - 1.3%

TELECOMMUNICATIONS - 0.0%
     2,167   Engingen Realty                                                  0
                                                                  -------------
UTILITIES - 1.1%
     1,615   EBG Holding LLC                                            504,688

  SHARES                                                            VALUE ($)
----------                                                        -------------

   780,934   Mirant Corp.                                            23,756,004
    40,800   NATG Holdings LLC                                                0
                                                                  -------------

                                                                     24,260,692
                                                                  -------------
WIRELESS - CELLULAR/PCS - 0.2%
    76,137   Leap Wireless International, Inc.                        4,320,775
                                                                  -------------
             TOTAL COMMON STOCKS
                (COST $22,569,937)                                   28,581,467
                                                                  -------------

PREFERRED STOCK - 0.0%

MANUFACTURING - 0.0%
    14,382   Superior Telecom, Inc., Series A                            11,506
                                                                  -------------
             TOTAL PREFERRED STOCK
                (COST $14,382)                                           11,506
                                                                  -------------
  UNITS
----------

WARRANTS - (g) (h) - 0.0%

GAMING/LEISURE - GAMING - 0.0%
        20   OpBiz LLC, expires 08/31/10                                      0
    41,227   OpBiz LLC, expires 08/31/10                                      0
                                                                  -------------

                                                                              0
                                                                  -------------
             TOTAL WARRANTS
                (COST $0)                                                     0
                                                                  -------------

NOVEMBER 30, 2006                          HIGHLAND FLOATING RATE ADVANTAGE FUND

  SHARES                                                            VALUE ($)
----------                                                        -------------

CLAIM (i) - 0.0%

UTILITIES - 0.0%
18,500,000   Mirant Corp.                                              208,125
                                                                  -------------
             TOTAL CLAIM
                (COST $2)                                               208,125
                                                                  -------------

TOTAL INVESTMENTS - 129.3%                                        2,818,424,186
                                                                  -------------
   (Cost of $2,790,082,816) (j)

OTHER ASSETS & LIABILITIES, NET - (29.3)%                          (638,798,058)
                                                                  -------------

NET ASSETS - 100.0%                                               2,179,626,128
                                                                  =============

----------
      Notes to Investment Portfolio:

(a) Senior loans in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. (Unless otherwise identified by footnote (i), all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ("LIBOR") or (iii) the certificate of deposit rate. Rate shown represents the weighted average rate at November 30, 2006. Senior loans, while exempt from registration under the Security Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(b) All or a portion of this position has not settled. Contract rates do not take effect until settlement date.

(c) Senior Loan Notes have additional unfunded loan commitments. As of November 30, 2006, the fund had unfunded loan commitments of #39,236,786, which could be extended at the option of the borrower, pursuant to the following loan agreements:

                                                                  UNFUNDED
                                                                    LOAN
   BORROWER                                                      COMMITMENT
   --------                                                    -------------
   American Building Co.                                       $     239,463
   Atrium Cos., Inc.                                                 547,059
   Brand Services                                                  2,000,000
   Covanta Energy Corp.                                            1,000,000
   Cricket Communications, Inc.                                    6,500,000
   DeCrane Aircraft Holdings, Inc.                                 1,613,333
   DHM Holdings Co.                                                  152,388
   Drake Hotel Acquistion                                          1,429,677
   Federal-Mogul Corp.                                               117,897
   Ferro Corp.                                                     3,777,778
   Insurance Auto Auctions                                           217,391
   Interstate Bakeries Corp.                                       7,500,000
   Lucite Internatioanl                                              648,855
   Meg Energy Corp.                                                3,000,000
   Millennium Digital Media Systems, LLC                           4,109,024
   Navistar International                                            130,019
   NES Rentals                                                       666,667
   Oglebay Norton Co.                                                200,000
   Standard Steel, LLC                                               166,667
   Trump Entertainment Resorts, Inc.                               3,220,568
   VML US Finance LLC                                              2,000,000
                                                               -------------
                                                               $  39,236,786
                                                               =============

(d) The issuer is in default of certain debt covenants. Income is not being accrued.

(e)   Loans held on participation.

(f) Represents fair value as determined in good faith under the direction of the Board of Trustees.

(g)   Non-income producing security.

(h) Security is the result of company restructuring that will be converted into equity upon the completion of court proceedings.

(i)   Fixed rate senior loan or corporate note.

(j)   Cost for Federal income tax purposes is $2,790,560,492.

         Gross unrealized appreciation                         $  29,976,051
         Gross unrealized depreciation                            (2,112,357)
                                                               $  27,863,694
CLEC  Competitive Local Exchange Carrier
DIP   Debtor in Possession
EUR   Euro Currency
GBP   Great Britain Pound

NOVEMBER 30, 2006                          HIGHLAND FLOATING RATE ADVANTAGE FUND

                       FOREIGN VARIABLE SENIOR LOAN NOTES
                          INDUSTRY CONCENTRATION TABLE:

      (% of Total Net Assets)

      Cable - International Cable ..............    4.3%
      Telecommunications .......................    2.7%
      Broadcasting .............................    1.8%
      Retail ...................................    1.5%
      Housing - Building Materials .............    1.2%
      Utilities ................................    0.6%
      Manufacturing ............................    0.5%
      Aerisoace - Aerospace/Defense ............    0.5%
      Information Technology ...................    0.4%
      Healthcare - Medical Products ............    0.3%
      Services - Environmental Services ........    0.2%
      Food/Tobacco - Food/Tobacco Producers ....    0.1%
      Gaming/Leisure - Gaming ..................    0.1%
      Total                                        14.2%

SECURITY VALUATION:

The value of the Fund's assets is based on the current market value of its investments. For securities with readily available market quotations, the Fund uses those quotations for pricing. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices from principal market makers. Securities without a sale price or bid and ask quotations on the valuation day will be priced by an independent pricing service. If securities do not have readily available market quotations or pricing service prices, including circumstances under which such are determined not to be accurate or current (including when events materially affect the value of securities occurring between the time when market price is determined and calculation of the Fund's net asset value), such securities are valued at their fair value, as determined in good faith in accordance with procedures established by the Fund's Board of Trustees. In these cases, the Fund's net asset value will reflect the affected portfolio securities' value as determined in the judgment of the Board of Trustees or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from a security's most recent sale price and from the prices used by other investment companies to calculate their net asset values. There can be no assurance that the Fund's valuation of a security will not differ from the amount that it realizes upon the sale of such security.

For more information with regard to significant accounting policies, see the most recent semi-annual report filed with the Securities and Exchange Commission.

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Highland Floating Rate Advantage Fund
--------------------------------------------------------------------------

By (Signature and Title)* /s/ James D. Dondero
                          ------------------------------------------------------
                                     James D. Dondero, Chief Executive Officer
                                     (principal executive officer)

Date January 25, 2007
     ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James D. Dondero
                          ------------------------------------------------------
                                     James D. Dondero, Chief Executive Officer
                                    (principal executive officer)

Date January 25, 2007
     ----------------
By (Signature and Title)* /s/ M. Jason Blackburn
                          ------------------------------------------------------
                                     M. Jason Blackburn, Chief Financial Officer
                                    (principal financial officer)

Date January 25, 2007
     ----------------

* Print the name and title of each signing officer under his or her signature.